Junior Subordinated Debentures Held by Trusts that Issued Capital Debt	12 Months Ended
Dec. 31, 2011
Junior Subordinated Debentures Held by Trusts that Issued Capital Debt [Abstract]
JUNIOR SUBORDINATED DEBENTURES HELD BY TRUSTS THAT ISSUED CAPITAL DEBT

14. JUNIOR SUBORDINATED DEBENTURES HELD BY TRUSTS THAT ISSUED CAPITAL DEBT

The Company has established Issuer Trusts that have issued guaranteed preferred beneficial interests in the Company’s junior subordinated debentures. These Issuer Trusts are variable interest entities under FASB ASC 810-10, Consolidation (“FASB ASC 810-10”).

In accordance with FASB ASC 810-10, all the Issuer Trusts outstanding at December 31, 2011 and 2010 are deconsolidated. The junior subordinated debentures issued by the Company to the Issuer Trusts at December 31, 2011 and 2010 of $92.8 million are reflected as junior subordinated debentures in the Company’s consolidated statements of financial condition. The Company records interest expense on the corresponding debentures in its consolidated statements of operations. The Company also recorded the common capital securities issued by the Issuer Trusts in other assets in its consolidated statements of financial condition at December 31, 2011 and 2010.

The following is a summary of the outstanding capital securities issued by each Issuer Trust and the junior subordinated debentures issued by the Company to each Issuer Trust as of December 31, 2011.

SUMMARY OF CAPITAL SECURITIES AND JUNIOR SUBORDINATED DEBENTURES

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
December 31, 2011	Capital Securities			Junior Subordinated Debentures
Issuer Trust	Issuance Date	Stated Value	Distribution Rate	Principal Amount	Maturity	Redeemable Beginning
Sun Capital Trust V	December 18, 2003	$15,000	3-mo LIBOR plus 2.80%	$15,464	December 30, 2033	December 30, 2008
Sun Capital Trust VI	December 19, 2003	25,000	3-mo LIBOR plus 2.80%	25,774	January 23, 2034	January 23, 2009
Sun Statutory Trust VII	January 17, 2006	30,000	3-mo LIBOR plus 1.35%	30,928	March 15, 2036	March 15, 2011
Sun Capital Trust VII	April 19, 2007	10,000	6.428% Fixed	10,310	June 30, 2037	June 30, 2012
Sun Capital Trust VIII	July 5, 2007	10,000	3-mo LIBOR plus 1.39%	10,310	October 1, 2037	October 1, 2012

		$90,000		$92,786

On January 23, 2009 and December 30, 2008 the capital securities of Sun Capital Trust VI and Sun Capital Trust V, respectively, became eligible for redemption. As a result of the current interest environment, the Company has elected not to call these securities; however the Company maintains the right to call these securities in the future on the respective payment anniversary dates.

The Company’s capital securities are deconsolidated in accordance with GAAP and qualify as Tier 1 capital under federal regulatory guidelines. These instruments are subject to a 25% capital limitation under risk-based capital guidelines developed by the Federal Reserve Board. In March 2005, the Federal Reserve Board amended its risk-based capital standards to expressly allow the continued limited inclusion of outstanding and prospective issuances of capital securities in a bank holding company’s Tier 1 capital, subject to tightened quantitative limits. The Federal Reserve’s amended rule was to become effective March 31, 2009, and would have limited capital securities and other restricted core capital elements to 25% of all core capital elements, net of goodwill, less any associated deferred tax liability. On March 16, 2009, the Federal Reserve Board extended for two years the ability of bank holding companies to include restricted core capital elements as Tier 1 capital up to 25% of all core capital elements, including goodwill. The portion that exceeds the 25% capital limitation qualifies as Tier 2, or supplementary capital of the Company. Management currently operates under a capital plan for the Company and the Bank that is expected to allow the Company and the Bank to maintain regulatory capital levels at or above the levels set for them.

The Issuer Trusts are wholly owned unconsolidated subsidiaries of the Company and have no independent operations. The obligations of Issuer Trusts are fully and unconditionally guaranteed by the Company. The debentures are unsecured and rank subordinate and junior in right of payment to all indebtedness, liabilities and obligations of the Company. Interest on the debentures is cumulative and payable in arrears. Proceeds from any redemption of debentures would cause a mandatory redemption of capital securities having an aggregate liquidation amount equal to the principal amount of debentures redeemed.

Sun Statutory Trust VII has a fixed rate of 6.24% for a period of five years from the date of issuance and beginning in year six a variable rate of London Interbank Offered Rate (“LIBOR”) plus 1.35%. Sun Capital Trust VII has a fixed rate of 6.428% for a period of five years from the date of issuance and beginning in year six a variable rate of LIBOR plus 1.53%. Sun Capital Trust V, Sun Capital Trust VI, Sun Statutory Trust VII, Sun Capital Trust VII and Sun Capital Trust VIII do not have interest rate caps.

The Company has customarily relied on dividend payments from the Bank to fund junior subordinated debenture interest obligations. The amount available for payment of dividends to the Company by the Bank was $0 as of December 31, 2011 and no dividends may be paid by the Bank without OCC approval. Per the OCC Agreement, a dividend may only be declared if it is in accordance with the approved capital plan, the Bank remains in compliance with the capital plan following the payment of the dividend and the dividend is approved by the OCC. See Note 23 for additional information on dividend limitations.